Subsequent Events	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events

15.	Subsequent Events

Issuance of Employee Stock Options

On March 15, 2017, the Company granted employees stock options to purchase 100,000 Shares of common stock of the Company at an exercise price of $0.85 per Share, pursuant to the 2015 Plan.

Issuance of Restricted Common Stock to Directors

On January 3, 2017 and March 15, 2017, the Company issued 61,110 and 2,941 new shares, respectively, of restricted common stock to directors of the Company in accordance with the 2015 Plan. Stock compensation of $57,500 was recorded on the issuance of the common stock.

Exercise of Warrants

On January 3, 2017, Matthew Chretien, a member of the Board of Directors of the Company, exercised stock warrants issued on February 15, 2013 in exchange for 500,000 Shares at $0.007 per Share, in a cashless exercise. For details, see Exercise of Warrants in Note 11 Stockholders’ Equity to these consolidated financial statements.

Sales of Unregistered Securities - Convertible Promissory Notes

As part of the same financing disclosed in Note 7 Notes Payable and Note 8 Notes Payable - Related Parties, from January 6, 2017 through January 31, 2017, the Company issued a total of $560,000 of convertible promissory notes to unrelated accredited investors. On January 6 and January 30, 2017, the Company sold convertible promissory notes totaling $402,000 and $158,000, respectively. Placement agent and escrow agent fees of $87,360 and $12,895 were deducted from the respective cash proceeds.